Commitments and Contingencies - Commitments to Fund Newbuilding and Other Construction Contract Costs (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($) vessel m³	Nov. 30, 2022 USD ($)	Dec. 31, 2025 USD ($) vessel m³	Feb. 26, 2026 vessel	Jan. 08, 2026 vessel	Jan. 27, 2025 vessel m³	Dec. 31, 2024 USD ($) vessel m³	Dec. 31, 2023 vessel m³	Dec. 31, 2022 vessel m³	Dec. 31, 2018	Dec. 01, 2015
Unrecorded Unconditional Purchase Obligation [Line Items]
Ownership percentage (in percentage)							33.00%
number of newbuildings on order | vessel	2		2	1					5
Volume of vessels (in cubic meter) | m³	174,000		174,000						174,000
Advances on newbuilding contracts (note 14a)	$ 301,597		$ 301,597				$ 243,186
Unasserted Claim | Teekay Tangguh Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Estimated tax indemnification	1,600		1,600				1,600
Seapeak LLC | Unasserted Claim | Teekay Tangguh Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Estimated tax indemnification	$ 1,100		$ 1,100				$ 1,100
Bahrain LNG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Ownership percentage (in percentage)	30.00%		30.00%							30.00%	30.00%
number of newbuildings on order | vessel	0		0
Exmar LPG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Ownership percentage (in percentage)	50.00%		50.00%				50.00%
number of newbuildings on order | vessel	4		4		1	4
Volume of vessels (in cubic meter) | m³						40,000		45,000
Exmar LPG Joint Venture | 40,000 CBM
Unrecorded Unconditional Purchase Obligation [Line Items]
number of newbuildings on order | vessel						4
Exmar LPG Joint Venture | Ammonia capable dual-fueled
Unrecorded Unconditional Purchase Obligation [Line Items]
number of newbuildings on order | vessel							2	2
Volume of vessels (in cubic meter) | m³							45,000
Consolidated Entities
Unrecorded Unconditional Purchase Obligation [Line Items]
Long-term purchase commitment, amount	$ 511,600	$ 1,200,000
Unrecorded Unconditional Purchase Obligation, to be Paid, Year One	243,500		$ 243,500
Unrecorded Unconditional Purchase Obligation, to be Paid, Year Two	638,700		638,700
Consolidated Entities | EQT
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation, to be Paid, Year One	51,600		51,600
Unrecorded Unconditional Purchase Obligation, to be Paid, Year Two	153,600		153,600
Unrecorded Unconditional Purchase Obligation, to be Paid, Year Three	306,400		306,400
Construction [Member] | Bahrain LNG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Total $	5,900		5,900
Equity Method Investee
Unrecorded Unconditional Purchase Obligation [Line Items]
Long-term purchase commitment, amount			173,700
Unrecorded Unconditional Purchase Obligation, to be Paid, Year One	108,100		108,100
Advances on newbuilding contracts (note 14a)	65,600		65,600
Equity Method Investee | 40,000 CBM
Unrecorded Unconditional Purchase Obligation [Line Items]
Long-term purchase commitment, amount			151,500
Unrecorded Unconditional Purchase Obligation, to be Paid, Year One	58,400		58,400
Advances on newbuilding contracts (note 14a)	$ 93,100		$ 93,100